INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME AND MINING TAXES
Schedule of the composition of income tax expense

The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
CURRENT INCOME AND MINING TAX EXPENSE
Canada	2.2	4.2
Foreign	0.4	(0.1)
	2.6	4.1
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	1.9	(19.2)
Adjustments in respect of prior year	(4.9)	4.7
	(3.0)	(14.5)
Total income tax recovery	(0.4)	(10.4)

Schedule of reconciliation Of Income tax recovery

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before taxes. The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
Loss before taxes	(73.9)	(1,096.0)
Canadian federal and provincial income tax rates	26.3%	26.3%
Income tax recovery based on above rates	(19.4)	(288.2)
INCREASE (DECREASE) DUE TO
Permanent differences	(0.1)	58.3
Different statutory tax rates on earnings of foreign subsidiaries	—	(4.1)
Foreign exchange on non-monetary assets and liabilities	0.2	0.4
Other foreign exchange differences	3.7	(3.2)
Prior years’ adjustments relating to tax provision and tax returns	(5.2)	4.7
Canadian mining tax	(2.5)	26.6
Change in unrecognized deferred tax assets	22.9	210.0
Sale of Peak and Mesquite	—	(15.1)
Other	—	0.2
Income tax recovery	(0.4)	(10.4)

Schedule of deferred tax assets and liabilities

The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year Ended December 31,
(in millions of U.S. dollars)	2019	2018
DEFERRED TAX ASSETS
Capital losses	18.4	37.1
Property, plant and equipment and Mining interests	122.7	110.8
Tax credits	49.9	47.5
Ontario Mining Tax	45.4	53.9
Other	18.9	12.1
	255.3	261.4
DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(48.3)	(56.3)
	(48.3)	(56.3)
Unrecognized deferred tax asset	(255.3)	(261.4)
Deferred income tax liabilities, net	(48.3)	(56.3)

Schedule Of the movement in the net deferred tax liabilities

The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(56.3)	(78.0)
Recognized in net loss	3.0	14.5
Recognized in other comprehensive income	4.8	(23.5)
Recognized as foreign exchange	0.2	(1.3)
Reclassified as held-for-sale or disposed of	—	32.0
Total movement in the net deferred tax liabilities	(48.3)	(56.3)